Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

April 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)

File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Company is Post-Effective Amendment No. 305 to the Company’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 310 under the 1940 Act), for the purpose of introducing four new series, the “Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, Oakhurst Short Duration High Yield Credit Fund, and F/m Investments Large Cap Focused Fund.”

Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective in 75 days. At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 215-988-3307.

Respectfully,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosures

cc:	Steven Plump, The RBB Fund, Inc.

James Shaw, The RBB Fund, Inc.